UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 91.47%
	Consumer Discretionary - 30.65%
	Hotels, Restaurants & Leisure - 9.19%
35,700	Alliance Gaming Corp. (a)	$500,514
11,100	Life Time Fitness, Inc. (a)	364,191
31,520	McCormick & Schmick's Seafood Restaurants, Inc. (a)	497,701
33,900	Orient-Express Hotels Ltd. - Class A	1,073,613
20,800	Steiner Leisure Ltd. (a)	771,056
45,600	Sunterra Corp. (a)	739,176
		3,946,251

	Internet & Catalog Retail - 3.71%
29,175	Coldwater Creek Inc. (a)	726,749
40,000	Provide Commerce Inc. (a)	863,600
		1,590,349

	Leisure Equipment & Products - 5.55%
41,300	Coachmen Industries, Inc.	517,489
52,500	Digital Theater Systems Inc. (a)	936,075
27,400	Marine Products Corp.	398,670
17,000	MarineMax, Inc. (a)	531,250
		2,383,484

	Media - 1.47%
63,600	Imax Corp. (a)	632,184

	Specialty Retail - 6.12%
14,000	A.C. Moore Arts & Crafts, Inc. (a)	442,540
42,350	Cache, Inc. (a)	703,857
55,700	FTD Group, Inc. (a)	632,195
61,700	J. Jill Group Inc. (a)	848,375
		2,626,967

	Textiles, Apparel & Luxury Goods - 4.61%
41,000	The Dixie Group, Inc. (a)	722,010
23,000	Oxford Industries, Inc.	990,150
10,000	Volcom, Inc. (a)	267,700
		1,979,860
	Total Consumer Discretionary	13,159,095

	Consumer Staples - 1.12%
	Beverages - 1.12%
5,700	Hansen Natural Corp. (a)	482,904
	Total Consumer Staples	482,904

	Financials - 6.56%
	Commercial Banks - 2.31%
24,100	Boston Private Financial Holdings, Inc.	607,320
10,800	PrivateBancorp, Inc.	382,104
		989,424

	Consumer Finance - 2.62%
21,000	Asset Acceptance Capital Corp. (a)	544,110
13,800	Portfolio Recovery Associates, Inc. (a)	579,876
		1,123,986

	Diversified Financial Services - 1.63%
34,000	Cohen & Steers, Inc.	700,740
	Total Financials	2,814,150

	Health Care - 26.79%
	Biotechnology - 7.42%
100,742	Biosphere Medical Inc. (a)	453,339
54,800	Cotherix, Inc. (a)	558,412
34,100	LifeCell Corp. (a)	539,121
47,200	Neurochem, Inc. (a)	474,360
63,300	Orchid Cellmark, Inc. (a)	684,273
96,500	Vasogen Inc. (a)	473,815
		3,183,320

	Health Care Equipment & Supplies - 11.16%
113,000	Align Technology, Inc. (a)	832,810
11,400	AngioDynamics, Inc. (a)	247,836
52,500	Lifecore Biomedical, Inc. (a)	572,250
27,000	Meridian Bioscience, Inc.	511,650
44,800	Merit Medical Systems, Inc. (a)	690,368
31,600	Molecular Devices Corp. (a)	683,508
100,000	Quinton Cardiology Systems, Inc. (a)	804,000
103,200	Urologix, Inc. (a)	446,856
		4,789,278

	Health Care Providers & Services - 8.21%
160,000	Health Fitness Corp. (a)	376,000
26,800	ICON PLC, ADR (a)	929,960
56,500	Life Sciences Research, Inc. (a)	675,740
27,900	Lifeline Systems, Inc. (a)	896,148
24,200	PRA International (a)	648,076
		3,525,924
	Total Health Care	11,498,522

	Industrials - 7.57%
	Commercial Services & Supplies - 7.57%
34,300	Concorde Career Colleges, Inc. (a)	468,195
200	CRA International Inc. (a)	10,770
66,700	Educate, Inc. (a)	943,805
26,200	First Advantage Corp. - Class A (a)	610,722
30,800	FirstService Corp. (a)	615,076
38,500	Hudson Highland Group, Inc. (a)	600,215
	Total Industrials	3,248,783

	Information Technology - 18.78%
	Communications Equipment - 1.33%
30,100	Applied Signal Technology, Inc.	573,104

	Computers & Peripherals - 3.01%
26,900	Applied Films Corp. (a)	688,640
173,180	Wells-Gardner Electronics Corp. (a)	606,130
		1,294,770

	Electronic Equipment & Instruments - 1.65%
49,700	Plexus Corp. (a)	707,231

	Internet Software & Services - 6.03%
28,300	Audible, Inc. (a)	491,571
99,600	Autobytel Inc. (a)	481,068
46,500	eCollege.com Inc. (a)	553,350
27,900	RadiSys Corp. (a)	450,585
81,400	Stellent, Inc. (a)	610,500
		2,587,074

	Semiconductor & Semiconductor Equipment - 1.39%
41,900	Mykrolis Corp. (a)	595,399

	Software - 5.37%
71,100	Captiva Software Corp. (a)	1,026,684
59,600	Neoware Systems, Inc. (a)	610,304
22,800	THQ Inc. (a)	667,356
		2,304,344
	Total Information Technology	8,061,922

	TOTAL COMMON STOCKS (Cost $35,467,785)	39,265,376

	SHORT TERM INVESTMENTS - 8.31%
	Investment Company - 2.49%
1,068,035	SEI Daily Income Trust Treasury II Fund - Class B	1,068,035
	Total Investment Companies	1,068,035

	U.S. Treasury Obligations - 5.82%
	Public Finance, Taxation, And Monetary Policy - 5.82%
2,500,000	2.560%, 07/07/2005	2,498,947
	Total U.S. Treasury Obligations	2,498,947

	TOTAL SHORT TERM INVESTMENTS (Cost $3,566,982)	3,566,982

	Total Investments (Cost $39,034,767) - 99.78%	42,832,358

	Other Assets in Excess of Liabilities - 0.22%	93,922

	TOTAL NET ASSETS - 100.00%	$42,926,280

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 93.37%
	Consumer Discretionary - 30.20%
	Auto Components - 1.35%
56,500	Autoliv, Inc.	$2,474,700

	Hotels, Restaurants & Leisure - 7.77%
90,425	Fairmont Hotels & Resorts Inc.	3,149,503
62,900	Harrah's Entertainment, Inc.	4,533,203
54,950	MGM Mirage (a)	2,174,921
29,300	Penn National Gaming, Inc. (a)	1,069,450
69,700	Royal Caribbean Cruises Ltd.	3,370,692
		14,297,769

	Leisure Equipment & Products - 5.10%
31,700	Brunswick Corp.	1,373,244
36,750	Harley-Davidson, Inc.	1,822,800
41,900	International Game Technology	1,179,485
121,650	Take-Two Interactive Software, Inc. (a)	3,095,992
58,400	Winnebago Industries, Inc.	1,912,600
		9,384,121

	Media - 1.32%
266,200	EMI Group PLC, ADR	2,423,911

	Specialty Retail - 14.24%
27,000	Abercrombie & Fitch Co. - Class A	1,854,900
101,600	Barnes & Noble, Inc. (a)	3,942,080
94,200	Chico's FAS, Inc. (a)	3,229,176
66,600	Michaels Stores, Inc.	2,755,242
78,300	PETsMART, Inc.	2,376,405
112,400	Talbots, Inc.	3,649,628
74,300	Tiffany & Co.	2,434,068
58,200	Weight Watchers International, Inc. (a)	3,003,702
74,300	Williams-Sonoma, Inc. (a)	2,940,051
		26,185,252

	Textiles, Apparel & Luxury Goods - 0.42%
9,400	Mohawk Industries, Inc. (a)	775,500
	Total Consumer Discretionary	55,541,253

	Consumer Staples - 1.50%
	Food & Staples Retailing - 1.50%
94,900	CVS Corp.	2,758,743
	Total Consumer Staples	2,758,743

	Financials - 11.28%
	Capital Markets - 7.35%
102,475	A.G. Edwards, Inc.	4,626,746
200,800	Janus Capital Group Inc.	3,020,032
38,250	Legg Mason, Inc.	3,982,208
30,200	T. Rowe Price Group, Inc.	1,890,520
		13,519,506

	Commercial Banks - 0.74%
47,600	Mellon Financial Corp.	1,365,644

	Diversified Financial Services - 1.63%
51,325	H&R Block, Inc.	2,994,813

	Insurance - 0.76%
33,350	Principal Financial Group, Inc.	1,397,365

	Real Estate - 0.80%
18,000	The St. Joe Co.	1,467,720
	Total Financials	20,745,048

	Health Care - 17.90%
	Biotechnology - 3.59%
170,400	Amylin Pharmaceuticals, Inc. (a)	3,566,472
113,600	MedImmune, Inc. (a)	3,035,392
		6,601,864

	Health Care Equipment & Supplies - 7.35%
42,000	Fisher Scientific International Inc. (a)	2,725,800
66,700	Millipore Corp. (a)	3,783,891
49,350	Sigma-Aldrich Corp.	2,765,574
37,500	Stericycle, Inc. (a)	1,887,000
63,200	Waters Corp. (a)	2,349,144
		13,511,409

	Health Care Providers & Services - 2.14%
84,200	Pharmaceutical Product Development, Inc. (a)	3,945,612

	Pharmaceuticals - 4.82%
51,100	Barr Pharmaceuticals Inc. (a)	2,490,614
140,400	Shire Pharmaceuticals PLC, ADR	4,605,120
59,700	Watson Pharmaceuticals, Inc. (a)	1,764,732
		8,860,466
	Total Health Care	32,919,351

	Industrials - 8.83%
	Commercial Services & Supplies - 8.83%
101,100	Career Education Corp. (a)	3,701,271
85,100	ChoicePoint Inc. (a)	3,408,255
145,600	DeVry, Inc. (a)	2,897,440
94,000	Hewitt Associates, Inc. - Class A (a)	2,491,940
120,600	Iron Mountain, Inc. (a)	3,741,012
	Total Industrials	16,239,918

	Information Technology - 23.66%
	Communications Equipment - 3.38%
79,500	Garmin Ltd.	3,398,625
84,600	Scientific-Atlanta, Inc.	2,814,642
		6,213,267

	Electronic Equipment & Instruments - 2.56%
99,990	AU Optronics Corp., ADR	1,693,831
98,000	Jabil Circuit, Inc. (a)	3,011,540
		4,705,371

	IT Services - 1.41%
26,300	CheckFree Corp. (a)	895,778
39,400	Fiserv, Inc. (a)	1,692,230
		2,588,008

	Office Electronics - 1.11%
45,375	Diebold, Inc.	2,046,866

	Semiconductor & Semiconductor Equipment - 10.82%
130,700	Altera Corp. (a)	2,590,474
179,300	Fairchild Semiconductor International, Inc. (a)	2,644,675
54,100	KLA-Tencor Corp.	2,364,170
140,200	National Semiconductor Corp.	3,088,606
127,500	Novellus Systems, Inc. (a)	3,150,525
135,600	SanDisk Corp. (a)	3,217,788
170,200	Semtech Corp. (a)	2,833,830
		19,890,068

	Software - 4.38%
309,900	BEA Systems, Inc. (a)	2,720,922
162,850	Cadence Design Systems, Inc. (a)	2,224,531
143,800	Citrix Systems, Inc. (a)	3,114,708
		8,060,161
	Total Information Technology	43,503,741

	TOTAL COMMON STOCKS (Cost $145,875,885)	171,708,054

	SHORT TERM INVESTMENTS - 6.24%
	Investment Company - 0.53%
980,684	SEI Daily Income Trust Treasury II Fund - Class B	980,684
	Total Investment Companies	980,684

	U.S. Treasury Obligations - 5.71%
	Public Finance, Taxation, And Monetary Policy - 5.71%
10,500,000	2.560%, 07/07/2005	10,495,578
	Total U.S. Treasury Obligations	10,495,578

	TOTAL SHORT TERM INVESTMENTS (Cost $11,476,262)	11,476,262

	Total Investments (Cost $157,352,147) - 99.61%	183,184,316

	Other Assets in Excess of Liabilities - 0.39%	716,488

	TOTAL NET ASSETS - 100.00%	$183,900,804

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 99.09%
	Health Care - 41.93%
	Biotechnology - 6.23%
68,700	Amylin Pharmaceuticals, Inc. (a)	$1,437,891
35,000	AtheroGenics, Inc. (a)	559,300
35,700	MedImmune, Inc. (a)	953,904
19,400	OSI Pharmaceuticals, Inc. (a)	792,878
161,200	Vasogen, Inc. (a)	791,492
		4,535,465

	Health Care Equipment & Supplies - 18.18%
159,400	Align Technology, Inc. (a)	1,174,778
34,000	American Medical Systems Holdings, Inc. (a)	702,100
25,800	Baxter International Inc.	957,180
25,400	Boston Scientific Corp. (a)	685,800
52,700	ev3, Inc. (a)	732,530
11,400	Fisher Scientific International Inc. (a)	739,860
30,350	Given Imaging Ltd. (a)	692,284
15,750	INAMED Corp. (a)	1,054,777
33,300	Mentor Corp.	1,381,284
19,300	Millipore Corp. (a)	1,094,889
12,500	Sigma-Aldrich Corp.	700,500
18,300	St. Jude Medical, Inc. (a)	798,063
29,100	Sybron Dental Specialties, Inc. (a)	1,094,742
19,500	Varian Medical Systems, Inc. (a)	727,935
19,000	Waters Corp. (a)	706,230
		13,242,952

	Health Care Providers & Services - 4.27%
23,400	Charles River Laboratories International, Inc. (a)	1,129,050
18,300	Covance Inc. (a)	821,121
24,800	Pharmaceutical Product Development, Inc. (a)	1,162,128
		3,112,299

	Pharmaceuticals - 13.25%
22,700	Abbott Laboratories	1,112,527
57,900	Axcan Pharma Inc. (a)	884,712
11,900	Barr Pharmaceuticals Inc. (a)	580,006
26,700	Bayer AG, ADR	888,576
11,000	Johnson & Johnson	715,000
57,800	QLT, Inc. (a)	602,276
14,800	Schering AG, ADR	913,012
50,500	Schering-Plough Corp.	962,530
26,500	Shire Pharmaceuticals Group PLC, ADR	869,200
23,300	Teva Pharmaceutical Industries, Ltd., ADR	725,562
22,000	Watson Pharmaceuticals, Inc. (a)	650,320
16,800	Wyeth	747,600
		9,651,321
	Total Health Care	30,542,037

	Information Technology - 57.16%
	Communications Equipment - 6.39%
48,300	Adtran, Inc.	1,197,357
70,400	Cisco Systems, Inc. (a)	1,345,344
79,400	Nokia OYJ, ADR	1,321,216
23,700	Scientific-Atlanta, Inc.	788,499
		4,652,416

	Computers & Peripherals - 2.38%
18,250	Dell Inc. (a)	721,057
74,000	EMC Corp. (a)	1,014,540
		1,735,597

	Electronic Equipment & Instruments - 9.40%
36,200	Agilent Technologies, Inc. (a)	833,324
48,445	AU Optronics Corp., ADR	820,658
31,300	Cognex Corp.	819,747
39,100	Jabil Circuit, Inc. (a)	1,201,543
39,900	Molex Inc.	1,038,996
39,950	National Instruments Corp.	846,940
90,000	Plexus Corp. (a)	1,280,700
		6,841,908

	Office Electronics - 0.99%
16,000	Diebold, Inc.	721,760

	Semiconductor & Semiconductor Equipment - 25.63%
111,100	Adaptec, Inc. (a)	431,068
38,050	Altera Corp. (a)	754,151
35,200	Analog Devices, Inc.	1,313,312
54,800	Applied Materials, Inc.	886,664
21,600	Broadcom Corp. - Class A (a)	767,016
41,400	Cabot Microelectronics Corp. (a)	1,200,186
31,400	Cree, Inc. (a)	799,758
70,000	Fairchild Semiconductor International, Inc. (a)	1,032,500
30,200	FormFactor Inc. (a)	797,884
56,950	Intel Corp.	1,484,117
26,700	KLA-Tencor Corp.	1,166,790
23,950	Maxim Integrated Products, Inc.	915,130
33,800	Microchip Technology Inc.	1,001,156
54,400	MKS Instruments, Inc. (a)	918,816
43,300	National Semiconductor Corp.	953,899
33,200	Novellus Systems, Inc. (a)	820,372
52,100	SanDisk Corp. (a)	1,236,333
65,300	Semtech Corp. (a)	1,087,245
39,200	Texas Instruments Inc.	1,100,344
		18,666,741

	Software - 12.37%
162,600	BEA Systems, Inc. (a)	1,427,628
54,850	Cadence Design Systems, Inc. (a)	749,251
46,600	Citrix Systems, Inc. (a)	1,009,356
49,700	FileNet Corp. (a)	1,249,458
19,800	Kronos Inc. (a)	799,722
49,800	Manhattan Associates, Inc. (a)	956,658
57,600	Microsoft Corp.	1,430,784
105,100	Oracle Corp. (a)	1,387,320
		9,010,177
	Total Information Technology	41,628,599

	TOTAL COMMON STOCKS (Cost $65,623,668)	72,170,636

	SHORT TERM INVESTMENTS - 0.82%
	Investment Company - 0.41%
301,597	SEI Daily Income Trust Treasury II Fund - Class B	301,597
	Total Investment Companies	301,597

	U.S. Treasury Obligations - 0.41%
	Public Finance, Taxation, And Monetary Policy - 0.41%
300,000	2.560%, 07/07/2005	299,874
	Total U.S. Treasury Obligations	299,874

	TOTAL SHORT TERM INVESTMENTS (Cost $601,471)	601,471

	Total Investments (Cost $66,225,139) - 99.91%	72,772,107

	Other Assets in Excess of Liabilities - 0.09%	62,755

	TOTAL NET ASSETS - 100.00%	$72,834,862

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Funds

By (Signature and Title)  /s/Kent W. Gasaway, President
                    Kent W. Gasaway, President and Treasurer

Date  8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Kent W. Gasaway, President
                    Kent W. Gasaway, President and Treasurer

Date   8/26/05

* Print the name and title of each signing officer under his or her signature.